Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	178,591,254	177,928,922
Treasury stock, shares	1,837,984	1,178,323